Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2023
Fidelity Advisor Asset Manager 85% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.65%)
Past 5 years	5.41%
Past 10 years	8.44%
Fidelity Advisor Asset Manager 85% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.55%)
Past 5 years	3.90%
Past 10 years	7.51%
Fidelity Advisor Asset Manager 85% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.37%)
Past 5 years	2.92%
Past 10 years	6.41%
Fidelity Advisor Asset Manager 85% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.32%)
Past 5 years	2.95%
Past 10 years	5.83%
Fidelity Advisor Asset Manager 85% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(20.25%)
Past 5 years	4.35%
Past 10 years	7.50%
Fidelity Advisor Asset Manager 85% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.89%)
Past 5 years	4.12%
Past 10 years	7.47%
Fidelity Advisor Asset Manager 85% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.59%)
Since Inception	5.31%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0253
Average Annual Return:
Past 1 year	(17.24%)
Past 5 years	5.70%
Past 10 years	8.74%

[1]	AFrom October 2, 2018.